Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 MXN ($) contract	Apr. 25, 2019 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 $ / $	Dec. 31, 2016 Q / $	Dec. 31, 2016 ₡ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Assets
Cash and cash equivalents							$ 297,870	$ 5,862,942			$ 353,143	$ 6,950,879					$ 7,071,251	$ 5,157,313
Other accounts receivable							25,834	508,479				478,467					427,403
Total assets							1,133,504	22,310,651				22,666,267					21,781,771
Liabilities
Financial debt								3,523,198				3,482,714					1,994,283	$ 1,591,019
Foreign suppliers							55,149	1,085,499				1,077,438					861,805
Derivative financial instruments								122,948									14,144
Total liabilities							667,532	13,138,971				$ 12,634,769					$ 11,062,179
Exchange rate	19.6829	19.7354		18.9578	7.7440	609.6100			7.3448	572.5600			20.6640	7.5221	561.1000
Aircraft and engine commitments							1,070,187	$ 21,064,384
Foreign currency forward contract
Liabilities
Unrealized gains relating to the foreign currency forward contracts is included in OCI	$ 14,241
Net loss on foreign currency forward contract	$ 52,516	$ 11,290	$ 0
Number of foreign currency forward contracts | contract			0
Foreign exchange and off-balance sheet exposure
Assets
Cash and cash equivalents							279,829				344,038					$ 297,565
Other accounts receivable							10,957				13,105					11,619
Aircraft maintenance deposits paid to lessors							329,983				352,142					343,787
Deposits for rental of flight equipment							32,166				25,343					30,025
Derivative financial instruments							3,172				25,204					41,996
Total assets							656,107				759,832					724,992
Liabilities
Financial debt							155,455				128,296					76,789
Foreign suppliers							51,012				53,729					56,109
Taxes and fees payable							14,823				10,304					6,874
Derivative financial instruments							6,246									684
Total liabilities							227,536				192,329					140,456
Net foreign currency position							428,571				567,503					584,536
Aircraft and engine operating lease payments							2,334,767				1,840,316					1,727,644
Aircraft and engine commitments							1,070,187				1,123,377					315,326
Total off-balance sheet transactions exposure							$ 3,404,954				$ 2,963,693					$ 2,042,970
Aircraft rental expense | Foreign currency forward contract
Liabilities
Percentage of expense hedged	20.00%	9.00%